Finance income, finance costs and changes in the fair value of financial instruments - Summary of Finance income (Parenthetical) (Detail) - GBP (£) £ in Thousands		6 Months Ended
	May 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Disclosure of Other Income Expenses And Adjustment [Line Items]
Interest on convertible loan notes		£ 1,004	£ 1,567
Convertible loan [member]
Disclosure of Other Income Expenses And Adjustment [Line Items]
Interest on convertible loan notes		700
Finance Income [Member] | Private Placement Loan Notes [Member]
Disclosure of Other Income Expenses And Adjustment [Line Items]
Gain loss recognized on the modification of loan	£ 100	£ 100	£ 0